Lease obligation	12 Months Ended
Dec. 31, 2025
Lease obligation
Lease obligation

11.Lease obligation

The Company has entered into an office lease expiring in 2026, with an imputed interest rate of 8% per annum. A reconciliation of the outstanding lease obligation as at December 31, 2025 is as follows:

$
Balance, December 31, 2023	11,510
Additions	96,998
Lease payments	(69,723)
Balance, December 31, 2024	38,785
Additions	88,074
Lease payments	(89,572)
Balance, December 31, 2025	37,287

The $88,074 lease obligation addition recognized in the year ended December 31, 2025 relates to an extension of the office lease to May 31, 2026. The $96,998 lease obligation recognized in the year ended December 31, 2024 relates to an extension of the office lease to May 31, 2025.

The following is a schedule of the Company’s future minimum lease payments related to the office lease obligation:

	December 31,	December 31,
	2025	2024
	$	$
2025	—	39,535
2026	38,008	—
Total minimum lease payments	38,008	39,535
Less: imputed interest	(721)	(750)
Total present value of minimum lease payments	37,287	38,785
Less: current portion	(37,287)	(38,785)
Non-current portion	—	—